Intangibles, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Intangibles, Net [Abstract]
INTANGIBLES, NET
10.	INTANGIBLES, NET

Intangibles, net consists of the following:

	March 31,	December 31,
	2016	2015
Infinite-lived intangible assets:
FAA licenses	$550,000	$50,000

Finite-lived intangible assets:
STC costs	438,390	414,226
Accumulated amortization	-	-
	438,390	414,226

Software	82,240	82,240
Accumulated amortization	(15,019)	(8,582)
	67,221	73,658
Total intangible assets, net	$1,055,611	$537,884

FAA licenses includes the $50,000 purchase price for Proflight Aviation Services, LLC, which provides flight training services under a FAR Part 141 certificate, and the $500,000 purchase price for TJI, which owns an Operating Certificate issued by the FAA in accordance with the requirements of Parts 119 and 135 of the Federal Aviation Regulations (“FAR”).

STC costs relate to our efforts to gain approval from the FAA for modifications to Gulfstream III, IV and V business jets to upgrade them for Future Air Navigation System (“FANS”) and Automatic Dependent Surveillance Broadcast (“ADS-B”) capabilities. Regulatory mandates in the U.S and abroad will require FANS / ADS-B compliance on certain preferred air routes on a rolling basis over the next five years. Tempus expects this STC to be complete in the second quarter of 2016. Estimated amortization of this STC will be over its estimated economic life of five years is as follows:

Estimated STC Amortization
June 1, 2016 – December 31, 2016	$43,839
2017	87,678
2018	87,678
2019	87,678
2020	87,678
2021	43,839
Total	$438,390

For the three months ended March 31, 2016, recognized amortization of software was $6,437, all associated with software purchases. Future amortization schedules associated with existing software is as follows:

Software Amortization
April 1, 2016 – December 31, 2016	$20,976
2017	27,413
2018	18,832
Total	$67,221

5.	INTANGIBLES, NET

Intangibles, net consists of the following:

	December 31,	December 31,
	2015	2014
Infinite-lived intangible assets:
FAA licenses	$50,000	$-

Finite-lived intangible assets:
STC costs	414,226	-
Accumulated amortization	-	-
	414,226	-

Software	82,240	33,951
Accumulated amortization	(8,582)	-
	73,658	33,951

Total intangible assets, net	$537,884	$33,951

FAA licenses includes the $50,000 purchase price for Proflight Aviation Services, LLC, which provides flight training services under a FAR Part 141 certificate.

STC costs relate to our efforts to gain approval from the FAA for modifications to Gulfstream III, IV and V business jets to upgrade them for Future Air Navigation System (“FANS”) and Automatic Dependent Surveillance Broadcast (“ADS-B”) capabilities. Regulatory mandates in the U.S and abroad will require FANS / ADS-B compliance on certain preferred air routes on a rolling basis over the next five years. Tempus expects to spend an additional $50,000 to complete this STC and for it to be complete in the second quarter of 2016. Estimated amortization of this STC will be over its estimated economic life of five years is as follows:

Estimated STC Amortization
2016	$46,443
2017	92,845
2018	92,845
2019	92,845
2020	92,845
2021	46,443
Total	$464,226

For the year ended December 31, 2015, recognized amortization of software was $8,582, all associated with software purchases. Future amortization schedules associated with existing software is as follows:

Software Amortization
2016	$27,413
2017	27,413
2018	18,832
Total	$73,658